Retirement benefits obligations - Balance sheet (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans
Percentage of contributions by employee	40.00%
Percentage of contributions by employer	60.00%
Paid pension contributions related to continuing activities	SFr 60,392	SFr 34,686	SFr 23,454
Net gain on pension	(32,243)	45,425	(12,219)
Net defined benefit (liability) asset	(371,608)	(164,251)
Funded status	(371,608)	(164,251)
Increase (decrease) in shortfall of defined benefit plan	200,000
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(5,126,017)	(2,108,384)	(9,138,045)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 4,754,409	SFr 1,944,133	SFr 8,694,521
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%